Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2019
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2019	2018	2017

Series 1	98,824.588	126,667.456	150,460.406	July 23, 2001
Series 2	-	-	6.797(1)	April 1, 2010
Series 3	19,497.621	19,980.130	17,465.839	September 1, 2009
Series 4	3,950.649	3,557.837	3,238.290	November 1, 2010
Series 5	1,466.136	342.762	-	April 1, 2018

(1) For the eight months ended August 31, 2017, date of full redemption.